Intangible assets (Details 4)	12 Months Ended
Dec. 31, 2023
Brands And Patents [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization estimated useful life	10 years
Brands And Patents [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization estimated useful life	20 years
Software Licenses And Rights Of Use [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization estimated useful life	1 year
Software Licenses And Rights Of Use [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization estimated useful life	10 years
Customers And Suppliers Agreements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization estimated useful life	14 years
Customers And Suppliers Agreements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization estimated useful life	28 years